Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Classes of current inventories [abstract]
Summary of Inventories

	2022	2021
Raw materials and consumables	20,638	17,296
Finished goods	93,837	78,365
Total	114,475	95,661